Net fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fee and commission income
Payment Services	€ 1,217	€ 1,072
Securities business	482	395
Insurance and other broking	327	287
Portfolio management	386	339
Lending business	311	313
Financial guarantees and other commitments	229	231
Other fee and commission income	138	120
Total fee and commission income	3,090	2,757
Fee and commission expense [abstract]
Payment Services	421	365
Securities business	90	75
Distribution of products	259	226
Other fee and commission expenses	104	94
Total fee and commission expenses	874	760
Net fee and commission income	€ 2,216	€ 1,998